Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Financial Assets

	Years Ended December 31,
	2013	2012	2011
	A$		A$
Financial assets:
Cash and cash equivalents	23,742,422	23,649,417	15,089,209
Accounts receivables	2,167,867	2,282,888	4,889,783
Financial instruments	0	0	83,339

Total financial assets	25,910,289	25,932,305	20,062,331

Debt:
Long term secured loan	15,857,966	0	0

Net financial assets	10,052,323	25,932,305	20,062,331